Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 3,577	$ 4,296	$ 11,925	$ 12,158
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(247)	70	(1,392)	360
Provision for credit losses recognized in income	(2)	(21)	(13)	(8)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(5)	(4)	(34)	(106)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(254)	45	(1,439)	246
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(459)	931	1,213	(3,703)
Net foreign currency translation gains (losses) from hedging activities	213	(367)	(157)	1,460
Reclassification of losses (gains) on foreign currency translation to income		2	(18)	(5)
Reclassification of losses (gains) on net investment hedging activities to income		(1)	17	(1)
Foreign currency translation adjustments	(246)	565	1,055	(2,249)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(296)	(190)	671	606
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	46	95	194	173
Net change in cash flow hedges	(250)	(95)	865	779
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 8)	(319)	76	729	1,795
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	324	24	1,357	(12)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	10	(1)	53	(2)
Total items that will not be reclassified subsequently to income	15	99	2,139	1,781
Total other comprehensive income (loss), net of taxes	(735)	614	2,620	557
Total comprehensive income (loss)	2,842	4,910	14,545	12,715
Total comprehensive income attributable to:
Shareholders	2,841	4,904	14,536	12,714
Non-controlling interests	1	6	9	1
Total comprehensive income (loss)	2,842	4,910	14,545	12,715
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(20)	30	(388)	28
Provision for credit losses recognized in income		(7)	(2)	(1)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(3)	(2)	(7)	(25)
Unrealized foreign currency translation gains (losses)				2
Net foreign currency translation gains (losses) from hedging activities	75	(126)	(43)	494
Reclassification of losses (gains) on net investment hedging activities to income			6
Net gains (losses) on derivatives designated as cash flow hedges	(112)	(66)	251	217
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	17	34	70	62
Remeasurements of employee benefit plans	(115)	29	252	637
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	114	9	480	(4)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(7)	3	(8)	2
Total income tax expenses (recoveries)	$ (51)	$ (96)	$ 611	$ 1,412